Furniture, Fixtures and Equipment, net	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Furniture, Fixtures and Equipment, net
Furniture, Fixtures and Equipment, net
Furniture, fixtures and equipment, net, consisted of the following (in thousands):

	December 31,
	2017	2016
Rental pool equipment	$7,711	$—
Furniture, fixtures and equipment	7,862	6,549
Leasehold improvements	804	537
Computer software	8,626	7,125
Total cost	25,003	14,211
Accumulated depreciation	(3,849)	(2,167)
Furniture, fixtures and equipment, net	$21,154	$12,044

For the years ended December 31, 2017, 2016 and 2015, depreciation expense was $2.3 million, $1.2 million and $799,000, respectively. As of December 31, 2017 and 2016, computer software of $4.7 million and $5.5 million, respectively, has not been placed into service and no amortization was recorded related to those assets. Depreciation and amortization expense for the year ended December 31, 2017, excludes depreciation expense related to audio visual rental pool equipment of $411,000, which is included in cost of revenues for audio visual.